OPERATING EXPENSES (Details) - Schedule of Operating Expenses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Depreciation and amortisation expense	£ 2,732	£ 2,660	£ 2,405
Goodwill impairment (note 22)	(4)	0
Total operating expenses	9,745	12,670	11,729
Operating expense
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Salaries	2,568	2,539	2,482
Performance-based compensation	117	380	509
Social security costs	287	325	343
Pensions and other post-retirement benefit schemes (note 34)	566	532	705
Restructuring costs	166	92	249
Other staff costs	131	383	474
Employee benefits expense	3,835	4,251	4,762
Rent and rates	117	93	370
Repairs and maintenance	174	187	190
Other	176	211	169
Premises and equipment cost	467	491	729
Communications and data processing	1,013	1,038	1,121
Advertising and promotion	187	170	197
Professional fees	189	226	287
UK bank levy	211	224	225
Other	643	715	653
Other expenses, by nature	2,243	2,373	2,483
Depreciation of property, plant and equipment (note 25)	2,046	2,064	1,852
Amortisation of acquired value of in-force non-participating investment contracts (note 23)	26	30	40
Amortisation of other intangible assets (note 24)	660	566	513
Depreciation and amortisation expense	2,732	2,660	2,405
Goodwill impairment (note 22)	4	0	0
Total operating expenses, excluding regulatory provisions	9,281	9,775	10,379
Regulatory provisions:	464	2,895	1,350
Total operating expenses	9,745	12,670	11,729
Operating expense | PPI
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions:	85	2,450	750
Operating expense | Other regulatory provisions
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions:	£ 379	£ 445	£ 600